Financial and capital management - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets	$ 71,940	$ 69,329
Liabilities	$ 51,383	46,814
Repurchase obligation of trust ownership percentage	9.00%
MLSE financial liability
Disclosure of financial assets [line items]
Liabilities	$ 149	149
MLSE financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Liabilities		0
MLSE financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Liabilities		0
MLSE financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Liabilities		149
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	587	215
Publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets	10	9
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets	577	206
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Assets (liabilities)	(488)	72
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)	(488)	72
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other | Other
Disclosure of financial assets [line items]
Assets (liabilities)	147	108
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)	216	184
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)	$ (69)	$ (76)